SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details)		12 Months Ended
	Mar. 10, 2021	Aug. 31, 2021	Aug. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected annualized volatility	0.90%
Expected dividend yield		0.00%	0.00%
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate		0.42%	0.45%
Expected life of options		5 years	5 years
Expected annualized volatility		68.00%	72.00%
Forfeiture rate		7.50%	8.00%
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate		1.62%	1.65%
Expected life of options		6 years 6 months	6 years
Expected annualized volatility		98.00%	85.00%
Forfeiture rate		11.40%	8.70%